Equity - Summary of Stock Option Activity (Details)	6 Months Ended
Jun. 30, 2019 USD ($) $ / shares shares
Weighted Average Remaining Contractual Life (Years) Vested and expected to be vested	2 months 12 days
Stock Option [Member]
Option Outstanding, Balance Beginning | shares	2,002,200
Option Outstanding, Exercised | shares
Option Outstanding, Canceled | shares	(41,800)
Option Outstanding, Balance Ending | shares	1,960,400
Option Outstanding, Vested and expected to be vested | shares	1,938,000
Option Outstanding, Options Exercisable | shares	1,155,200
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 1.11
Weighted Average Exercise Price, Exercised | $ / shares
Weighted Average Exercise Price, Canceled | $ / shares	1.05
Weighted Average Exercise Price, Ending Balance | $ / shares	1.11
Weighted Average Exercise Price, Vested and expected to be vested | $ / shares	1.11
Weighted Average Exercise Price, Options Exercisable | $ / shares	$ 1.09
Weighted Average Remaining Contractual Life (Years) Beginning	2 years 4 months 24 days
Weighted Average Remaining Contractual Life (Years) Ending	1 year 10 months 25 days
Weighted Average Remaining Contractual Life (Years) Vested and expected to be vested	1 year 10 months 25 days
Weighted Average Remaining Contractual Life (Years) Options exercisable	1 year 10 months 25 days
Aggregated Intrinsic Value, Outstanding Beginning | $	$ 188,790
Aggregated Intrinsic Value, Outstanding Ending | $
Aggregated Intrinsic Value, Vested and expected to be vested | $
Aggregated Intrinsic Value, Options exercisable | $